Statement to Securityholder
Ally Auto Receivables Trust 2018-2
Final Report

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2018-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	4/30/2018

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2018-2

5. Collateral Summary	Collection Period, Begin:	12/1/2021
	Collection Period, End:	12/31/2021
6. Charge-Off and Delinquency Rates	Determination Date:	1/10/2022
	Distribution Date:	1/18/2022
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures

11. Optional Purchase Price Summary
The Class B Notes, Class C Notes, and Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

During the January 2020 Collection Period the Servicer successfully converted to a new servicing and accounting technology platform for over four million customers, including the Obligors related to the Receivables and activity disclosed in this Statement to Securityholder. The information in this Statement to Securityholder reflects Collection Period activity as impacted by the servicing and accounting technology platform conversion, including the ongoing resolution of a limited conversion backlog with respect to certain servicing activities and the implementation of certain information technology coding changes.

Statement to Securityholder
Ally Auto Receivables Trust 2018-2
Final Report
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02004VAA1	283,000,000.00	0.00	2.30000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02004VAB9	373,920,000.00	0.00	2.64000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02004VAC7	323,920,000.00	0.00	2.92000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-4	02004VAD5	75,000,000.00	36,167,591.25	3.09000000	36,167,591.25	93,131.55	N/A	36,260,722.80	0.00	0.00	0.00	*
B	02004VAE3	22,370,000.00	22,370,000.00	3.24000000	22,370,000.00	60,399.00	N/A	22,430,399.00	0.00	0.00	0.00	*
C	02004VAF0	17,340,000.00	17,340,000.00	3.43000000	17,340,000.00	49,563.50	N/A	17,389,563.50	0.00	0.00	0.00	*
D	02004VAG8	12,300,000.00	12,300,000.00	3.78000000	12,300,000.00	38,745.00	N/A	12,338,745.00	0.00	0.00	0.00	*
Certificates	N/A	N/A	N/A	N/A	N/A	N/A	23,491,474.20	23,491,474.20	N/A	N/A	N/A	*
	Deal Totals	1,107,850,000.00	88,177,591.25		88,177,591.25	241,839.05	23,491,474.20	111,910,904.50	0.00	0.00	0.00
*Pursuant to Section 8.01 of the Servicing Agreement, Ally Bank as Servicer is exercising the option to purchase the assets of the Issuing Entity (other than the Designated Accounts), resulting in the redemption of the outstanding Notes by depositing in the Collection Account when required an amount equal to the greater (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.

Statement to Securityholder
Ally Auto Receivables Trust 2018-2
Final Report
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-4	482.2345500	482.2345500	1.2417540	483.4763040	0.0000000	0.0000000
B	1000.0000000	1000.0000000	2.7000000	1002.7000000	0.0000000	0.0000000
C	1000.0000000	1000.0000000	2.8583333	1002.8583333	0.0000000	0.0000000
D	1000.0000000	1000.0000000	3.1500000	1003.1500000	0.0000000	0.0000000

Beginning Aggregate Note Pool Factor:	79.5934389
Ending Aggregate Note Pool Factor:	0.0000000

Beginning Reserve Account Balance Factor:	1000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	1000.0000000
Ending Reserve Account Balance Factor:	0.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2018-2
Final Report

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	12/15/2021	1/17/2022	Actual/360	N/A	N/A	2.30000000	2.30000000	0.00
A-2	0.00	12/15/2021	1/17/2022	30/360	N/A	N/A	2.64000000	2.64000000	0.00
A-3	0.00	12/15/2021	1/17/2022	30/360	N/A	N/A	2.92000000	2.92000000	0.00
A-4	36,167,591.25	12/15/2021	1/17/2022	30/360	N/A	N/A	3.09000000	3.09000000	93,131.55
B	22,370,000.00	12/15/2021	1/17/2022	30/360	N/A	N/A	3.24000000	3.24000000	60,399.00
C	17,340,000.00	12/15/2021	1/17/2022	30/360	N/A	N/A	3.43000000	3.43000000	49,563.50
D	12,300,000.00	12/15/2021	1/17/2022	30/360	N/A	N/A	3.78000000	3.78000000	38,745.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) + (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	93,131.55	0.00	93,131.55	0.00
B	0.00	60,399.00	0.00	60,399.00	0.00
C	0.00	49,563.50	0.00	49,563.50	0.00
D	0.00	38,745.00	0.00	38,745.00	0.00
Deal Totals	0.00	241,839.05	0.00	241,839.05	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2018-2
Final Report
4. Collections and Distributions

Collections
Receipts During the Period	9,155,634.09
Administrative Purchase Payments	38,830.76
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	94,843.50
Other Fees or Expenses Paid	0.00
Optional purchase price for the assets of the Issuing Entity (the "Optional Purchase Price")*	99,917,179.04
Total Collections	109,206,487.39

Beginning Reserve Account Balance	2,796,175.49
Total Available Amount plus the Optional Purchase Price	112,002,662.88

Distributions
Total Available Amount plus the Optional Purchase Price	112,002,662.88
Basic Servicing Fee	90,258.38
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	93,131.55
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	60,399.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	49,563.50
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	38,745.00
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount related to the final Distribution Date*	88,177,591.25
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess to the Certificateholders*	23,491,474.20

Supplemental Servicing Fees	24,453.84
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	8,400.00
*Refer to Section 11 "Optional Purchase Price Summary" for additional details

Statement to Securityholder
Ally Auto Receivables Trust 2018-2
Final Report

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance*
Deal Totals	Number of Receivables	72,175	17,194	16,333
	Aggregate Receivables Principal Balance	1,118,470,195.45	108,310,054.77	99,541,212.30
	Aggregate Amount Financed	1,118,470,195.45	108,310,054.77	99,541,212.30
*Prior to the Servicer exercising its option to purchase the assets of the Issuing Entity.
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	6.00000000	6.82598289	6.86562358	66.15	69.19	69.36	52.57	22.26	21.58

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.40%	1.30%	1.23%	1.27%	1.30%	1.08%	1.32%	1.19%	1.12%	1.29%	1.08%	1.27%	1.26%	1.22%	1.06%	1.38%	1.23%	1.17%	1.32%	1.04%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.29%	1.10%	1.11%	1.37%	0.38%	0.86%	1.02%	1.12%	1.14%	1.17%	1.17%	1.10%	1.23%	1.23%	1.09%	1.35%	1.24%	1.20%	1.16%	1.14%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.12%	1.04%	0.96%	0.98%	1.08%

Statement to Securityholder
Ally Auto Receivables Trust 2018-2
Final Report

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	103,925,633.54	28	77,763.98	2,777.29	0.8979%	16,333	97	0.5939%
Preceding	112,688,259.38	15	-24,968.88	-1,664.59	-0.2659%	17,194	108	0.6281%
Next Preceding	121,612,652.98	17	21,816.57	1,283.33	0.2153%	17,955	93	0.5180%
Third Preceding	131,055,768.21	17	27,601.79	1,623.63	0.2527%	Three Month Average		0.5800%
Four Month Average					0.2750%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,118,470,195.45	9,148,726.35	0.8180%	31 - 60 days	241	2,126,045.52	2.1358%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	76	698,200.34	0.7014%
Trust 2018-2 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	19	140,690.51	0.1413%
				> 120 days	2	15,198.69	0.0153%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		235	1,622,932.74
				Additions		5	27,755.61
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		9	35,025.31
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		231	1,615,663.04

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases*
Cash Reserve	2,796,175.49	2,796,175.49	0.00	0.00	2,796,175.49	0.00	0.00
*In connection with the Servicer exercising its option to purchase the assets of the Issuing Entity.

Statement to Securityholder
Ally Auto Receivables Trust 2018-2
Final Report
8. Performance Tests (prior to the Servicer exercising its option to purchase the assets)

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	10,620,195.45
Current Overcollateralization	20,132,463.52
Overcollateralization Target	20,132,463.52

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
61+ Delinquencies	0.00%	0.07%	0.16%	0.17%	0.24%	0.29%	0.30%	0.34%	0.37%	0.43%	0.38%	0.22%	0.32%	0.33%	0.40%	0.44%	0.49%	0.45%	0.45%	0.56%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	2.20%	2.20%	2.20%	2.20%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.20%	2.20%	2.20%	2.20%
61+ Delinquencies	0.60%	0.62%	0.52%	0.44%	0.30%	0.20%	0.16%	0.24%	0.48%	0.53%	0.60%	0.68%	0.74%	0.63%	0.55%	0.42%	0.36%	0.32%	0.34%	0.49%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
61+ Delinquencies	0.60%	0.71%	0.70%	0.87%	0.86%

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	94
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2018-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2018-2 will perform in the future.

Statement to Securityholder
Ally Auto Receivables Trust 2018-2
Final Report

11. Optional Purchase Price Summary

Aggregate Receivables Principal Balance - Ending Balance	99,541,212.30
Accrued and unpaid interest on the assets	375,966.74
Optional Purchase Price	99,917,179.04

Noteholders' Regular Principal Distributable Amount related to the Collection Period	8,768,842.47
Noteholders' Principal Distributable Amount related to the satisfaction of the outstanding Notes	79,408,748.78
Noteholders' Regular Principal Distributable Amount related to the final Distribution Date	88,177,591.25

Excess Total Available Amount for the Collection Period	186,868.45
Cash Reserve (available to Certificateholders)	2,796,175.49
Current Overcollateralization (available to Certificateholders)	20,132,463.52
Accrued and unpaid interest on the assets (available to Certificateholders)	375,966.74
Excess to the Certificateholders	23,491,474.20